UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07896

                                   GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund

First Quarter Report — March 31, 2018

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund decreased 1.9% compared with increases of 2.1% for the ICE Bank of America Merrill Lynch Global 300 Convertible Index and a decrease of 1.3% for the Morgan Stanley Capital International (“MSCI”) World Index, respectively. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(2/3/94)
Class AAA (GAGCX)	(1.88)%	11.41%	7.05%	3.66%	5.26%	4.87%
ICE Bank of America Merrill Lynch Global 300 Convertible Index	2.09	10.94	9.25	7.26	7.21	N/A(b)
MSCI World Index	(1.34)	13.52	9.69	5.89	9.15	6.85(c)
Lipper Convertible Securities Fund Average	1.98	9.54	7.69	6.82	7.83	7.47
Class A (GAGAX)	(1.87)	11.46	6.99	3.68	5.28	4.89
With sales charge (d)	(7.51)	5.05	5.73	3.07	4.86	4.63
Class C (GACCX)	(2.05)	10.60	6.27	2.51	4.23	4.20
With contingent deferred sales charge (e)	(3.03)	9.60	6.27	2.51	4.23	4.20
Class I (GAGIX)	(1.76)	12.10	7.39	3.97	5.48	5.00

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 1.62%, 1.62%, 2.37%, and 1.37%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) are 1.62%, 1.62%, 2.37%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The ICE Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b) There are no data available for the ICE Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
(c) MSCI World Index since inception performance is as of January 31, 1994.
(d) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e) Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 1.1%
	Automotive — 0.7%
$ 450,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	$456,863

	Computer Software and Services — 0.0%
10,000	VeriSign Inc., STEP, 4.865%, 08/15/37	34,508

	Consumer Services — 0.1%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	75,438

	Energy and Utilities — 0.3%
200,000	Chart Industries Inc., 1.000%, 11/15/24(a)	234,689

	TOTAL CONVERTIBLE CORPORATE BONDS	801,498

Shares
	MANDATORY CONVERTIBLE SECURITIES — 0.7%
	Telecommunications — 0.7%
42,000	Frontier Communications Corp., 11.125%, Ser. A, 06/29/18	480,480

	COMMON STOCKS — 74.0%
	Aerospace and Defense — 1.0%
5,000	Aerojet Rocketdyne Holdings Inc.†	139,850
20,000	BBA Aviation plc	89,904
3,300	Orbital ATK Inc.	437,613

		667,367

	Automotive — 0.5%
4,000	General Motors Co.	145,360
1,000	Volkswagen AG	200,071

		345,431

	Automotive: Parts and Accessories — 1.8%
17,000	Dana Inc.	437,920
4,000	Federal-Mogul Holdings Corp.†(b)	40,000
2,000	Genuine Parts Co.	179,680
3,500	Linamar Corp.	191,198
21,000	Uni-Select Inc.	325,998
1,000	Visteon Corp.†	110,240

		1,285,036

	Aviation: Parts and Services — 0.0%
200	Curtiss-Wright Corp.	27,014

	Broadcasting — 0.2%
353	Cumulus Media Inc., Cl. A†	27
4,000	Tribune Media Co., Cl. A	162,040

		162,067

Shares		Market Value
	Building and Construction — 1.8%
29,000	Armstrong Flooring Inc.†	$393,530
500	Chofu Seisakusho Co. Ltd.	12,062
4,000	GCP Applied Technologies Inc.†	116,200
9,000	Herc Holdings Inc.†	584,550
2,865	Johnson Controls International plc	100,963
1,020	Lennar Corp., Cl. B	48,644

		1,255,949

	Business Services — 0.7%
200	Boyd Group Income Fund	16,173
8,000	JCDecaux SA	278,180
3,500	Matthews International Corp., Cl. A	177,100

		471,453

	Cable and Satellite — 2.7%
500	EchoStar Corp., Cl. A†	26,385
1,000	Liberty Global plc, Cl. A†	31,310
3,000	Liberty Global plc, Cl. C†	91,290
1,000	Liberty Latin America Ltd., Cl. A†	19,450
20,000	Rogers Communications Inc., Cl. B	893,600
45,000	Sky plc	819,175

		1,881,210

	Computer Software and Services — 1.3%
1,000	AVEVA Group plc	26,811
100	Diebold Nixdorf AG†	8,269
50,000	Hewlett Packard Enterprise Co.	877,000

		912,080

	Consumer Products — 3.8%
800	Eastman Kodak Co.†	4,280
14,000	Essity AB, CI. A†	388,991
8,234	Hunter Douglas NV	656,523
2,000	L’Oreal SA	451,206
1,500	Salvatore Ferragamo SpA	41,380
25,000	Scandinavian Tobacco Group A/S	439,458
5,000	Svenska Cellulosa AB, Cl. A	52,995
8,800	Swedish Match AB	397,854
7,000	Unicharm Corp.	200,583

		2,633,270

	Consumer Services — 1.5%
12,000	Ashtead Group plc	326,618
14,000	ServiceMaster Global Holdings Inc.†	711,900

		1,038,518

	Diversified Industrial — 4.3%
10,000	Ampco-Pittsburgh Corp.	89,000
6,600	Bouygues SA	330,605
500	Crane Co.	46,370
6,500	EnPro Industries Inc.	502,970
10,000	General Electric Co.	134,800
7,500	Jardine Matheson Holdings Ltd.	462,150

See accompanying notes to schedule of investments.

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
17,000	Jardine Strategic Holdings Ltd.	$651,780
16,000	Myers Industries Inc.	338,400
3,000	Nilfisk Holding A/S†	140,379
500	Park-Ohio Holdings Corp.	19,425
4,000	Textron Inc.	235,880
1,000	Trinity Industries Inc.	32,630

		2,984,389

	Electronics — 5.0%
1,000	Agilent Technologies Inc.	66,900
38,000	Sony Corp.	1,824,914
32,000	Sony Corp., ADR	1,546,880
1,500	Stratasys Ltd.†	30,270

		3,468,964

	Energy and Energy Services — 0.6%
6,000	BP plc, ADR	243,240
800	Chart Industries Inc.†	47,224
72,000	Weatherford International plc†	164,880

		455,344

	Energy and Utilities — 2.9%
12,000	Cameco Corp.	109,080
7,000	National Fuel Gas Co.	360,150
15,000	National Grid plc, ADR	846,450
11,803	Royal Dutch Shell plc, Cl. B	377,061
12,000	Severn Trent plc	310,455
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0

		2,003,196

	Entertainment — 1.9%
9,000	Discovery Inc., Cl. A†	192,870
16,000	Grupo Televisa SAB, ADR	255,360
13,000	International Game Technology plc	347,490
68,000	ITV plc	137,525
1,200	Viacom Inc., Cl. A	47,520
10,000	Viacom Inc., Cl. B	310,600
2,000	Vivendi SA	51,679

		1,343,044

	Equipment and Supplies — 0.7%
4,500	Graco Inc.	205,740
11,000	Mueller Industries Inc.	287,760

		493,500

	Financial Services — 11.0%
1,000	American Express Co.	93,280
8,800	American International Group Inc.	478,896
1,000	Bank of America Corp.	29,990
3	Berkshire Hathaway Inc., Cl. A†	897,300
15,000	Citigroup Inc.	1,012,500

Shares		Market Value
6,000	Comerica Inc.	$575,580
17,000	Deutsche Bank AG	237,660
4,200	EXOR NV	298,291
27,000	FinecoBank Banca Fineco SpA	324,514
55,000	GAM Holding AG	923,379
3,000	H&R Block Inc.	76,230
2,200	Julius Baer Group Ltd.	135,176
17,000	Kinnevik AB, Cl. A	618,937
500	Kinnevik AB, Cl. B	17,988
3,500	Legg Mason Inc.	142,275
5,000	Morgan Stanley	269,800
20,000	Resona Holdings Inc.	106,179
2,600	T. Rowe Price Group Inc.	280,722
10,000	The Bank of New York Mellon Corp.	515,300
1,500	The PNC Financial Services Group Inc.	226,860
4,000	UBS Group AG	70,640
1,000	W. R. Berkley Corp.	72,700
5,000	Wells Fargo & Co.	262,050

		7,666,247

	Food and Beverage — 14.1%
7,600	Chr. Hansen Holding A/S	653,550
7,500	Danone SA	606,582
130,000	Davide Campari-Milano SpA	983,746
6,000	Diageo plc, ADR	812,520
4,200	Fomento Economico Mexicano SAB de CV, ADR	384,006
2,500	General Mills Inc.	112,650
2,000	Heineken NV	214,837
2,500	Kellogg Co.	162,525
4,000	Kerry Group plc, Cl. A	404,326
6,000	Kikkoman Corp.	240,214
13,000	Maple Leaf Foods Inc., Toronto	316,839
1,500	McCormick & Co. Inc., Cl. V	163,268
1,500	McCormick & Co. Inc., Non-Voting	159,585
200	National Beverage Corp.	17,804
16,000	Nestlé SA	1,265,607
160,000	Parmalat SpA	589,632
3,500	Pernod Ricard SA	582,465
14,000	Remy Cointreau SA	1,994,808
1,000	The Kraft Heinz Co.	62,290
500	Yakult Honsha Co. Ltd.	37,263
450,000	Yashili International Holdings Ltd.†	103,782

		9,868,299

	Health Care — 2.4%
11,000	Achaogen Inc.†	142,450
5,000	Bristol-Myers Squibb Co.	316,250
1,800	ICU Medical Inc.†	454,320
4,000	Idorsia Ltd.†	95,900
1,500	Johnson & Johnson	192,225
1,000	Patterson Cos., Inc.	22,230
8,000	Pfizer Inc.	283,920

See accompanying notes to schedule of investments.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
5,000	Roche Holding AG, ADR	$143,125

		1,650,420

	Hotels and Gaming — 1.3%
250,000	Mandarin Oriental International Ltd.	597,500
180,000	The Hongkong & Shanghai Hotels Ltd.	273,848
200	Wynn Resorts Ltd.	36,472

		907,820

	Machinery — 2.9%
102,000	CNH Industrial NV, Borsa Italiana	1,258,825
50,000	CNH Industrial NV, New York	620,000
1,000	Mueller Water Products Inc., Cl. A	10,870
2,400	NKT A/S	77,879
4,000	Twin Disc Inc.†	86,960

		2,054,534

	Publishing — 0.6%
38,000	The E.W. Scripps Co., Cl. A	455,620

	Real Estate — 0.2%
20,000	Pure Industrial Real Estate Trust, REIT	124,811

	Retail — 0.9%
4,000	Hertz Global Holdings Inc.†	79,400
500	Ingles Markets Inc., Cl. A	16,925
10,000	J.C. Penney Co. Inc.†	30,200
6,500	Macy’s Inc.	193,310
2,000	Nathan’s Famous Inc.	147,800
2,200	Walgreens Boots Alliance Inc.	144,034

		611,669

	Specialty Chemicals — 0.9%
700	Ashland Global Holdings Inc.	48,853
3,600	International Flavors & Fragrances Inc.	492,876
200	The Chemours Co.	9,742
4,000	Valvoline Inc.	88,520

		639,991

	Telecommunications — 5.8%
1,000	CenturyLink Inc.	16,430
5,000	Cincinnati Bell Inc.†	69,250
3,000	Deutsche Telekom AG, ADR	49,170
7,000	Harris Corp.	1,128,960
50,000	Koninklijke KPN NV	149,930
60,000	Pharol SGPS SA, ADR†	14,436
2,000	Proximus SA	62,089
110,000	Sistema PJSC FC, GDR	444,400
90,000	Sprint Corp.†	439,200

Shares		Market Value
54,000	Telefonica Deutschland Holding AG	$253,552
60,000	VEON Ltd., ADR	158,400
3,300	Verizon Communications Inc.	157,806
40,000	Vodafone Group plc, ADR	1,112,800

		4,056,423

	Wireless Communications — 3.2%
33,000	Millicom International Cellular SA, SDR	2,250,772

	TOTAL COMMON STOCKS	51,714,438

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 24.2%
$16,951,000	U.S. Treasury Bills, 1.374% to 1.847%††, 04/05/18 to 08/30/18	16,907,325

	TOTAL INVESTMENTS — 100.0% (Cost $60,053,940)	$69,903,741

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $234,689 or 0.34% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2018.

Geographic Diversification	% of Market Value	Market Value

United States	52.1%	$36,403,101

Europe	34.3	23,992,045

Japan	5.7	3,968,096

Latin America	4.7	3,288,952

Canada	2.8	1,977,699

Asia/Pacific	0.4	273,848
	100.0%	$69,903,741

See accompanying notes to schedule of investments.

4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$1,245,036	—	$40,000	$1,285,036
Energy and Utilities	2,003,196	—	0	2,003,196
Food and Beverage	9,705,031	$163,268	—	9,868,299
Other Industries (a)	38,557,907	—	—	38,557,907
Total Common Stocks	51,511,170	163,268	40,000	51,714,438
Convertible Corporate Bonds (a)	—	801,498	—	801,498
Mandatory Convertible Securities (a)	480,480	—	—	480,480
U.S. Government Obligations	—	16,907,325	—	16,907,325
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$51,991,650	$17,872,091	$40,000	$69,903,741

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2018, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund held no restricted securities.

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

8

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q118QR

The GAMCO Global Growth Fund

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) per Class I Share of The GAMCO Global Growth Fund increased 3.3% compared with an decrease of 1.0% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(2/7/94)
Class I (GGGIX)	3.33%	23.35%	11.07%	7.68%	10.76%	9.29%
Class AAA (GICPX)	3.17	22.60	10.44	7.23	10.44	9.09
MSCI AC World Index	(1.03)	14.76	9.19	5.57	9.30	7.32(b)
Lipper Global Large-Cap Growth Fund Classification	1.24	19.17	10.14	6.64	10.49	7.62
Class A (GGGAX)	3.17	22.57	10.44	7.23	10.44	9.10
With sales charge (c)	(2.76)	15.52	9.14	6.60	10.01	8.83
Class C (GGGCX)	2.99	21.67	9.61	6.43	9.62	8.49
With contingent deferred sales charge (d)	1.99	20.67	9.61	6.43	9.62	8.49

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 1.67%, 1.67%, 2.42%, and 1.42%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.67%, 1.67%, 2.42%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Growth Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.8%
	INFORMATION TECHNOLOGY — 35.7%
5,800	Accenture plc, Cl. A	$890,300
12,400	Adobe Systems Inc.†	2,679,392
15,400	Alibaba Group Holding Ltd., ADR†	2,826,516
810	Alphabet Inc., Cl. A†	840,083
2,651	Alphabet Inc., Cl. C†	2,735,275
10,710	Apple Inc.	1,796,924
7,000	Applied Materials Inc.	389,270
3,000	Autodesk Inc.†	376,740
2,200	Broadcom Ltd.	518,430
24,400	Facebook Inc., Cl. A†	3,898,876
10,000	Fiserv Inc.†	713,100
5,800	Keyence Corp.	3,623,017
8,600	Mastercard Inc., Cl. A	1,506,376
38,700	Microsoft Corp.	3,532,149
2,500	NVIDIA Corp.	578,975
2,700	Palo Alto Networks Inc.†	490,104
6,600	PayPal Holdings Inc.†	500,742
57,200	Tencent Holdings Ltd.	3,070,471
17,000	Visa Inc., Cl. A	2,033,540

		33,000,280

	CONSUMER DISCRETIONARY — 21.1%
8,800	adidas AG	2,141,020
1,870	Amazon.com Inc.†	2,706,526
240	Booking Holdings Inc.†	499,294
1,400	Charter Communications Inc., Cl. A†	435,708
2,000	Christian Dior SE	790,581
22,700	Comcast Corp., Cl. A	775,659
3,114	Compagnie Financiere Richemont SA	279,830
4,080	Kering SA	1,956,840
22,500	Luxottica Group SpA	1,397,805
8,300	LVMH Moet Hennessy Louis Vuitton SE	2,557,840
1,500	Netflix Inc.†	443,025
11,500	NIKE Inc., Cl. B	764,060
22,600	Starbucks Corp.	1,308,314
7,300	The Home Depot Inc.	1,301,152
14,200	The Swatch Group AG	1,190,846
9,700	The Walt Disney Co.	974,268

		19,522,768

	HEALTH CARE — 12.5%
9,000	Abbott Laboratories	539,280
3,500	AbbVie Inc.	331,275
5,400	Becton, Dickinson and Co.	1,170,180
5,900	Danaher Corp.	577,669
6,200	Edwards Lifesciences Corp.†	865,024
6,000	Humana Inc.	1,612,980
3,800	Illumina Inc.†	898,396
5,500	Johnson & Johnson	704,825
3,200	Thermo Fisher Scientific Inc.	660,672
11,800	UnitedHealth Group Inc.	2,525,200

Shares		Market Value

20,600	Zoetis Inc.	$1,720,306

		11,605,807

	CONSUMER STAPLES — 11.1%
2,400	Costco Wholesale Corp.	452,232
24,400	Danone SA	1,978,410
80,000	Davide Campari-Milano SpA	605,667
5,000	Henkel AG & Co. KGaA	629,919
13,700	L’Oreal SA	3,094,266
20,600	Nestlé SA	1,628,256
7,200	PepsiCo Inc.	785,880
5,156	Pernod Ricard SA	858,517
9,900	Unicharm Corp.	285,551

		10,318,698

	INDUSTRIALS — 8.4%
2,500	3M Co.	548,800
12,700	FANUC Corp.	3,268,385
2,900	Honeywell International Inc.	419,079
27,500	Jardine Matheson Holdings Ltd.	1,694,724
2,300	Parker-Hannifin Corp.	393,369
2,500	Rockwell Automation Inc.	435,500
1,600	Roper Technologies Inc.	449,104
1,600	The Boeing Co.	524,608

		7,733,569

	FINANCIALS — 6.6%
600	BlackRock Inc.	325,032
10,000	First Republic Bank	926,100
17,500	HDFC Bank Ltd., ADR	1,728,475
13,300	JPMorgan Chase & Co.	1,462,601
19,300	Schroders plc	865,956
10,000	The Blackstone Group LP	319,500
10,100	The Charles Schwab Corp.	527,422

		6,155,086

	REAL ESTATE — 2.8%
7,200	American Tower Corp., REIT	1,046,448
10,100	Crown Castle International Corp., REIT	1,107,061
2,400	SBA Communications Corp., REIT†	410,208

		2,563,717

	MATERIALS — 1.6%
3,670	The Sherwin-Williams Co.	1,439,080

	TOTAL COMMON STOCKS	92,339,005

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 213,000	U.S. Treasury Bills, 1.642% to 1.693%††, 06/07/18	$212,353

	TOTAL INVESTMENTS — 100.0%
	(Cost $59,331,110)	$92,551,358

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	%of Market Value	Market Value
United States	59.1%	$54,669,736
Europe	22.5	20,866,052
Latin America	8.2	7,591,711
Japan	7.8	7,176,954
Asia/Pacific	2.4	2,246,905

	100.0%	$92,551,358

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$60,421,104	$31,917,901	$92,339,005
U.S. Government Obligations	—	212,353	212,353
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$60,421,104	$32,130,254	$92,551,358

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining GAMCO, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f    914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q118QR

The Gabelli International Small Cap Fund First Quarter Report — March 31, 2018

To Our Shareholders,	Caesar M. P. Bryan
Portfolio Manager

For the quarter ended March 31, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli International Small Cap Fund decreased 0.2% compared with a decrease of 1.0% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (5/11/98)
Class AAA (GABOX)	(0.22)%	16.67%	8.02%	5.32%	9.55%	7.01%
MSCI EAFE Small Cap Index	(0.03)	23.16	11.04	6.45	12.45	8.77	(b)
MSCI AC World Index	(1.03)	14.76	9.19	5.57	9.30	5.89	(c)
Lipper Global Large-Cap Growth Fund Classification	1.24	19.17	10.14	6.64	10.49	6.62
Lipper Global Multi-Cap Growth Fund Classification	1.45	19.67	10.53	6.16	9.11	4.89
Class A (GOCAX)	(0.49)	16.00	7.88	5.25	9.52	6.98
With sales charge (d)	(6.21)	9.33	6.61	4.63	9.08	6.67
Class C (GGLCX)	(0.70)	15.15	7.17	4.51	8.83	6.52
With contingent deferred sales charge (e)	(1.69)	14.15	7.17	4.51	8.83	6.52
Class I (GLOIX)	(0.26)	17.16	8.60	5.75	9.85	7.23

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 3.01%, 3.01%, 3.76%, and 2.76%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.00%, 2.00%, 2.75%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Small Cap Index has 2,304 constituents and captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)    MSCI EAFE Small Cap Index performance as of inception of Index December 31, 1998.

(c)    MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

(d)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli International Small Cap Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.8%
	CONSUMER DISCRETIONARY — 24.5%
55,000	AA plc	$62,118
5,555	AcadeMedia AB†	36,299
3,000	Accell Group	65,357
3,000	Amer Sports Oyj	92,581
175,000	Banyan Tree Holdings Ltd.†	77,029
2,500	Beneteau SA	54,463
280	Christian Dior SE	110,681
1,200	Compagnie Financiere Richemont SA	107,834
7,000	Crest Nicholson Holdings plc	44,631
50,000	Entertainment One Ltd.	197,900
800	Evolution Gaming Group AB	43,966
2,820	GVC Holdings plc	36,439
30,000	HT&E Ltd.	44,586
1,150	Hunter Douglas NV	91,638
2,200	JINS Inc.	121,238
808	Liberty TripAdvisor Holdings Inc., Cl. A†	8,686
20,000	Luk Fook Holdings International Ltd.	73,002
7,500	Manchester United plc, Cl. A	144,000
25,000	Mandarin Oriental International Ltd.	59,960
4,000	Modern Times Group MTG AB, Cl. B	162,653
140,000	NagaCorp. Ltd.	145,735
9,000	Scandic Hotels Group AB	86,329
2,500	Sony Corp.	123,001
1,500	Ted Baker plc	52,612
2,000	Tod’s SpA	145,128
10,000	Treatt plc	59,016
2,000	Uni-Select Inc.	31,047
25,000	William Hill plc	115,914
13,000	Zojirushi Corp.	191,597

		2,585,440

	INDUSTRIALS — 22.5%
10,000	Aida Engineering Ltd.	122,585
40,000	Chemring Group plc	112,240
2,000	Clarkson plc	84,726
500	FANUC Corp.	128,677
3,300	Jardine Matheson Holdings Ltd.	203,367
3,600	Komatsu Ltd.	120,596
4,000	Loomis AB, Cl. B	144,404
600	Nidec Corp.	92,345
2,500	Nilfisk Holding A/S†	117,947
20,000	Rotork plc	79,936
2,000	Shima Seiki Manufacturing Ltd.	140,489
600	SMC Corp.	244,079
10,000	Sodick Co. Ltd.	131,225
12,000	Ste Industrielle d’Aviation Latecoere SA†	73,617
17,000	Talgo SA	110,043
10,000	Teraoka Seisakusho Co. Ltd.	65,414
18,000	Toshiba Machine Co. Ltd.	125,142
500	Warehouses De Pauw CVA, REIT	62,186
6,000	Workspace Group plc, REIT	83,530

Shares		Market Value
8,000	Yushin Precision Equipment Co. Ltd	$129,509

		2,372,057

	CONSUMER STAPLES — 18.2%
1,300	Danone SA	105,407
1,000	Heineken Holding NV	103,109
30,000	Hotel Chocolat Group Ltd.	145,210
2,000	Interparfums SA	92,084
2,700	Kameda Seika Co. Ltd.	131,105
3,000	Kato Sangyo Co. Ltd.	105,321
1,200	Laurent-Perrier Group	139,996
2,000	Milbon Co. Ltd.	88,841
1,300	Naturex†	214,520
4,000	Norway Royal Salmon ASA	82,053
660	Pernod Ricard SA	109,895
60	Philip Morris CR AS	49,874
80,000	Premier Foods plc†	42,427
17,000	PZ Cussons plc	54,523
4,000	Sakata Seed Corp.	140,626
35,000	Stock Spirits Group plc	122,026
1,000	Viscofan SA	69,056
6,500	Wessanen	130,263

		1,926,336

	MATERIALS — 10.8%
19,850	Alamos Gold Inc., Cl. A	103,419
18,000	B2Gold Corp.†	49,319
20,000	Centamin plc	43,363
75	Conzzeta AG	89,649
3,000	Detour Gold Corp.†	30,364
3,000	Endeavour Mining Corp.†	55,350
12,000	Hochschild Mining plc	33,595
4,000	JSP Corp.	122,609
3,000	Labrador Iron Ore Royalty Corp.	49,133
4,000	MAG Silver Corp.†	39,182
30,000	Northern Dynasty Minerals Ltd.†	27,180
15,000	OceanaGold Corp.	40,400
4,000	Osisko Gold Royalties Ltd.	38,623
12,000	Sekisui Plastics Co. Ltd.	134,323
20,000	SEMAFO Inc.†	57,593
10,000	Sumitomo Bakelite Co. Ltd.	88,536
5,000	T Hasegawa Co Ltd.	95,386
2,000	Torex Gold Resources Inc.†	12,279
25,000	Westgold Resources Ltd.†	29,023

		1,139,326

	FINANCIALS — 8.9%
30,000	Brewin Dolphin Holdings plc	145,360
8,000	GAM Holding AG	134,707
4,000	Kinnevik AB, Cl. B	144,513
100,000	Miton Group plc	59,217
17,000	Polar Capital Holdings plc	122,594
3,000	Rothschild & Co.	110,602

See accompanying notes to schedule of investments.

2

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
10,000	Tamburi Investment Partners SpA	$75,387
75,000	Value Partners Group Ltd.	70,668
31,538	Xafinity plc	80,088

		943,136

	INFORMATION TECHNOLOGY — 5.7%
24,285	Equiniti Group plc	101,883
10,000	F-Secure OYJ	45,075
200	Keyence Corp.	124,932
20,000	NCC Group plc	52,915
6,000	NetEnt AB	30,288
35,000	Oxford Metrics plc	34,128
23,000	SafeCharge International Group Ltd.	94,480
6,000	Topcon Corp.	117,661

		601,362

	HEALTH CARE — 4.6%
3,000	AddLife AB	57,127
600	Bachem Holding AG, Cl. B	79,005
1,000	DBV Technologies SA†	47,200
900	Gerresheimer AG	73,958
25,000	Nanosonics Ltd.†	49,780
230	Siegfried Holding AG	77,477
1,000	Vetoquinol SA	68,020
250	Ypsomed Holding AG	38,262

		490,829

	REAL ESTATE — 1.2%
25,000	Impact Healthcare Reit plc, REIT	35,250
4,000	PATRIZIA Immobilien AG†	88,769

		124,019

	COMPUTER SOFTWARE AND SERVICES — 0.6%
3,000	PSI Software AG	63,676

	TELECOMMUNICATION SERVICES — 0.6%
15,000	Sistema PJSC FC, GDR	60,600

Shares		Market Value
	UTILITIES — 0.2%
75,000	China Everbright Water Ltd.	$24,388

	TOTAL COMMON STOCKS	10,331,169

	PREFERRED STOCKS — 1.1%
	HEALTH CARE — 1.1%
1,200	Draegerwerk AG & Co. KGaA, 0.190%	114,057

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$ 113,000	U.S. Treasury Bills, 1.671%††, 06/07/18	112,657

	TOTAL INVESTMENTS — 100.0% (Cost $9,354,892)	$10,557,883

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
Europe	55.0%	$5,806,338
Japan	27.3	2,885,237
Latin America	8.2	868,107
Canada	6.4	676,439
Asia/Pacific	1.9	200,419
United States	1.2	121,343

	100.0%	$10,557,883

See accompanying notes to schedule of investments.

3

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

4

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,122,609	$8,208,560	$10,331,169
Preferred Stocks (a)	—	114,057	114,057
U.S. Government Obligations	—	112,657	112,657
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,122,609	$8,435,274	$10,557,883

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q118QR

The Gabelli Global Content & Connectivity Fund

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA	Brett Harriss
Chief Investment Officer	Portfolio Manager	Portfolio Manager	Portfolio Manager
	BA, Northwestern University	BS, Case Western	BA, Columbia University
	MBA, Booth School of Business,	Reserve University	MBA, Columbia
	University of Chicago	MBA, The Wharton School,	Business School,
		University of Pennsylvania	Columbia University

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Content & Connectivity Fund decreased 4.3% compared with a decrease of 5.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)
						Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(11/1/93)
Class AAA (GABTX)	(4.27)%	3.14%	5.24%	2.92%	8.06%	7.11%
MSCI AC World Telecommunication Services Index	(5.28)	0.42	4.72	3.62	8.38	N/A
MSCI AC World Index	(1.03)	14.76	9.19	5.57	9.30	7.52 (b)
Class A (GTCAX)	(4.28)	3.12	5.20	2.91	8.06	7.11
With sales charge (c)	(9.79)	(2.81)	3.97	2.30	7.64	6.86
Class C (GTCCX)	(4.41)	2.41	4.45	2.16	7.26	6.53
With contingent deferred sales charge (d)	(5.37)	1.41	4.45	2.16	7.26	6.53
Class I (GTTIX)	(4.09)	3.92	5.63	3.25	8.30	7.26
Class T (GGTTX)	(4.23)	3.23	5.26	2.93	8.07	7.12
With sales charge (e)	(6.62)	0.65	4.72	2.67	7.89	6.92

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, I, and T Shares are 1.73%, 1.73%, 2.48%, 1.48%, and 1.73%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC. (the “Adviser”) are 1.73%, 1.73%, 2.48%, 1.00%, and 1.73%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, Class I Shares, and Class T Shares on March 12, 2000, June 2, 2000, January 11, 2008, and July 5, 2017, respectively. The actual performance for the Class A Shares, Class C Shares, Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.6%
	TELECOMMUNICATION SERVICES — 49.8%
	Alternative Carriers — 2.5%
230,000	Asia Satellite Telecommunications Holdings Ltd.	$203,679
101,500	CenturyLink Inc.	1,667,645
1,800	Iliad SA	372,088
28,000	TIME dotCom Berhad	60,372

		2,303,784

	Integrated Telecommunication Services — 25.3%
28,500	AT&T Inc.	1,016,025
2,500	ATN International Inc.	149,050
37,415,054	Cable & Wireless Jamaica Ltd.†	386,670
16,400	China Unicom Hong Kong Ltd., ADR†	210,412
72,500	Cincinnati Bell Inc.†	1,004,125
112,000	Deutsche Telekom AG, ADR	1,835,680
3,107	Hellenic Telecommunications Organization SA	41,977
2,000	Hellenic Telecommunications Organization SA, ADR	13,520
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	234
15,000	Koninklijke KPN NV	44,979
31,000	Maroc Telecom	501,593
29,448	New ULM Telecom Inc.	494,726
18,200	Nippon Telegraph & Telephone Corp.	838,461
3,100	Nippon Telegraph & Telephone Corp., ADR	144,305
1,700	Oi SA, ADR†	1,644
24,100	Orange SA, ADR	411,628
200,000	Pakistan Telecommunication Co. Ltd.	21,473
90,000	PCCW Ltd.	52,063
50,000	Pharol SGPS SA†	14,027
45,500	Pharol SGPS SA, ADR†	10,947
12,000	Proximus SA	372,531
9,700	PT Telekomunikasi Indonesia Persero Tbk, ADR	256,274
3,500	Rostelecom PJSC, ADR	24,641
332,500	Singapore Telecommunications Ltd.	854,612
12,800	Swisscom AG, ADR	634,048
26,000	Telecom Argentina SA, ADR	814,580
230,000	Telecom Italia SpA†	218,196
36,500	Telecom Italia SpA, ADR†	349,305
395	Telefonica Brasil SA	5,276
5,021	Telefonica Brasil SA, ADR	77,123
2,266	Telefonica Brasil SA, Preference	34,792
3,935	Telefonica SA	38,870
124,000	Telefonica SA, ADR	1,223,880
84,800	Telekom Austria AG	807,609
252,000	Telekom Malaysia Berhad	339,431
43,300	Telenor ASA	977,713
77,000	Telephone & Data Systems Inc.	2,158,310
128,000	Telesites SAB de CV†	100,471
259,000	Telia Co. AB	1,216,244
39,300	TELUS Corp., Toronto	1,380,007
1,958,977	True Corp. Public Co. Ltd.	435,398

Shares		Market Value

24,225	TT&T Public Co. Ltd.†(a)(b)(c)	$0
67,000	Verizon Communications Inc.	3,203,940
50,000	Windstream Holdings Inc.	70,500

		22,787,290

	Wireless Telecommunication Services — 22.0%
84,500	America Movil SAB de CV, Cl. L, ADR	1,613,105
99,000	Axiata Group Berhad	139,747
9,700	China Mobile Ltd., ADR	443,775
9,600	DiGi.Com Berhad	11,491
72,808	Econet Wireless Zimbabwe Ltd.	48,781
850,000	Global Telecom Holding SAE, GDR†	316,761
81,000	KDDI Corp.	2,059,541
28,500	Millicom International Cellular SA, SDR	1,943,849
28,000	NTT DoCoMo Inc.	707,730
175,000	Orascom Telecom Media and Technology Holding SAE, GDR	35,000
18,000	PLDT Inc., ADR	510,660
240,000	PT Indosat Tbk	82,804
22,900	Rogers Communications Inc., Cl. B	1,023,172
15,500	Shenandoah Telecommunications Co.	558,000
125,000	Sistema PJSC FC, GDR	505,000
16,700	SK Telecom Co. Ltd., ADR	403,639
8,000	SoftBank Group Corp.	586,890
60,000	Sprint Corp.†	292,800
105,000	Tim Participacoes SA	457,345
15,156	Tim Participacoes SA, ADR	328,431
49,000	T-Mobile US Inc.†	2,990,960
55,000	Turkcell Iletisim Hizmetleri A/S, ADR	525,800
49,300	United States Cellular Corp.†	1,981,367
140,000	VEON Ltd., ADR	369,600
68,000	Vodafone Group plc, ADR	1,891,760

		19,828,008

	TOTAL TELECOMMUNICATION SERVICES	44,919,082

	MEDIA — 25.9%
	Advertising — 0.3%
45,000	National CineMedia Inc.	233,550

	Broadcasting — 5.2%
5,500	AMC Networks Inc., Cl. A†	284,350
18,500	CBS Corp., Cl. B, Non-Voting	950,715
14,000	Discovery Inc., Cl. A†	300,020
68,000	Discovery Inc., Cl. C†	1,327,360
59,000	Grupo Televisa SAB, ADR	941,640
18,000	Sinclair Broadcast Group Inc., Cl. A	563,400
15,000	Tokyo Broadcasting System Holdings Inc.	314,929

		4,682,414

	Cable and Satellite — 15.4%
14,000	Altice USA Inc., Cl. A†	258,720
600	Charter Communications Inc., Cl. A†	186,732
6,200	Cogeco Inc.	329,598

See accompanying notes to schedule of investments.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MEDIA (Continued)
	Cable and Satellite (Continued)
58,000	Comcast Corp., Cl. A	$1,981,860
62,500	DISH Network Corp., Cl. A†	2,368,125
56,860	GCI Liberty Inc., Cl. A†	3,005,620
2,525	Liberty Broadband Corp., Cl. A†	214,120
3,250	Liberty Broadband Corp., Cl. C†	278,493
21,840	Liberty Global plc, Cl. A†	683,810
68,500	Liberty Global plc, Cl. C†	2,084,455
3,000	Liberty Latin America Ltd., Cl. A†	58,350
3,444	Liberty Latin America Ltd., Cl. C†	65,746
7,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	287,700
6,500	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	265,525
11,000	MSG Networks Inc., Cl. A†	248,600
5,500	Naspers Ltd., Cl. N	1,343,480
1,400	NOS SGPS SA	8,251
30,000	Videocon d2h Ltd., ADR†	246,000

		13,915,185

	Movies and Entertainment — 4.9%
700	Liberty Media Corp.- Liberty Braves, Cl. A†	15,911
10,155	Liberty Media Corp.- Liberty Braves, Cl. C†	231,737
2,519	RLJ Entertainment Inc.†	11,235
3,800	The Madison Square Garden Co, Cl. A†	934,040
13,000	Time Warner Inc.	1,229,540
46,500	Twenty-First Century Fox Inc., Cl. B	1,691,205
10,000	Viacom Inc., Cl. B	310,600

		4,424,268

	Publishing — 0.1%
19,000	Telegraaf Media Groep NV†(b)	140,271

	TOTAL MEDIA	23,395,688

	OTHER — 13.5%
	Other — 9.9%
8,000	American Express Co.	746,240
10,500	Bouygues SA	525,963
68,000	C.P. Pokphand Co. Ltd., ADR	129,200
27,360	CK Asset Holdings Ltd.	229,564
27,360	CK Hutchison Holdings Ltd.	327,352
9,500	EchoStar Corp., Cl. A†	501,315
1,100	FANUC Corp.	274,677
97,500	First Pacific Co. Ltd.	53,048
4,100	First Pacific Co. Ltd., ADR	10,886
2,700	Furukawa Electric Co. Ltd.	142,606
45,000	G4S plc	156,638
28,000	GN Store Nord A/S	986,234
1,768	Gusbourne plc†	1,575
18,000	InterXion Holding NV†	1,117,980
1,600	Kinnevik AB, Cl. A	58,253

Shares		Market Value
77,800	Kinnevik AB, Cl. B	$2,799,004
26,000	Liberty Interactive Corp. QVC Group, Cl. A†	654,420
950	Liberty Media Corp.- Liberty Formula One, Cl. A†	27,826
2,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	61,700
900	Marlowe plc†	4,925
504	Meikles Ltd.†	151
500	National Grid plc, ADR	28,215
18,035	PostNL NV, ADR	67,506
12,000	Waterloo Investment Holdings Ltd.†(b)	600

		8,905,878

	Real Estate — 3.6%
13,000	CyrusOne Inc., REIT	665,730
3,000	Equinix Inc., REIT	1,254,420
81,000	Uniti Group Inc., REIT†	1,316,250

		3,236,400

	TOTAL OTHER	12,142,278

	INFORMATION TECHNOLOGY — 7.4%
	Data Processing & Outsourced Services — 0.9%
3,000	Mastercard Inc., Cl. A	525,480
2,000	Visa Inc., Cl. A	239,240

		764,720

	Electronic Equipment & Instruments — 0.3%
400	Keyence Corp.	246,229

	Internet Software and Services — 5.0%
2,300	Alphabet Inc., Cl. C†	2,373,117
200	CommerceHub Inc., Cl. A†	4,500
400	CommerceHub Inc., Cl. C†	8,996
500	Dropbox Inc., Cl. A†	15,625
12,500	Facebook Inc., Cl. A†	1,997,375
8,500	Gogo Inc.†	73,355
2,330	Internap Corp.†	25,630
330	Liberty Expedia Holdings Inc., Cl. A†	12,962

		4,511,560

	IT Consulting and Other Services — 0.0%
280,000	Dagang NeXchange Berhad	29,317

	Systems Software — 0.5%
4,500	Microsoft Corp.	410,715

	Technology Hardware — 0.7%
4,000	Apple Inc.	671,120

	TOTAL INFORMATION TECHNOLOGY	6,633,661

	TOTAL COMMON STOCKS	87,090,709

See accompanying notes to schedule of investments.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	CLOSED-END FUNDS — 2.6%
31,800	Altaba Inc.†	$2,354,472

	PREFERRED STOCKS — 0.2%
	MEDIA — 0.2%
	Cable and Satellite — 0.2%
6,300	GCI Liberty Inc., 5.000%	147,105

	WARRANTS — 0.5%
	TELECOMMUNICATION SERVICES — 0.5%
	Wireless Telecommunication Services — 0.5%
81,000	Bharti Airtel Ltd., expire 11/30/20†(a)	495,720

Principal Amount
	CORPORATE BONDS — 0.0%
	Telecommunication Services — 0.0%
$ 32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(b)	1,532

	U.S. GOVERNMENT OBLIGATIONS — 0.1%
110,000	U.S. Treasury Bills, 1.743%††, 06/14/18	109,631

	TOTAL INVESTMENTS — 100.0% (Cost $65,236,054)	$90,199,169

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $495,720 or 0.55% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

At March 31, 2018, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/18 Carrying Value Per Share
24,225	TT&T Public Co. Ltd	03/31/94	$ 100,542	—

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	55.1%	$49,698,139
Europe	25.7	23,134,686
Latin America	6.9	6,209,334
Japan	5.9	5,315,367
Asia/Pacific	4.5	4,097,469
Africa/Middle East	1.9	1,744,174

	100.0%	$90,199,169

See accompanying notes to schedule of investments.

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Media	$23,255,417	—	$140,271	$23,395,688
Telecommunications Services	44,459,043	$460,039	0	44,919,082
Other (a)	12,074,021	67,657	600	12,142,278
Other Industries (a)	6,633,661	—	—	6,633,661
Total Common Stocks	86,422,142	527,696	140,871	87,090,709
Preferred Stock	147,105	—	—	147,105
Closed-End Funds (a)	2,354,472	—	—	2,354,472
Warrants (a)	—	495,720	—	495,720
Corporate Bonds (a)	—	—	1,532	1,532
U.S. Government Obligations	—	109,631	—	109,631
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$88,923,719	$1,133,047	$142,403	$90,199,169

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

Brett Harris joined G. Research as a research analyst in 2008 covering Media and Entertainment. Currently, he oversees the digital research team responsible for covering the Telecommunication, Media, Technology, and Gaming

& Lodging industries, and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Previously, he worked as a financial analyst at JetBlue and as an investment banker at JPMorgan Chase. Brett received his BA from Columbia University in Economics in 2003 and his MBA from Columbia Business School in 2008 in Finance and Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q118QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/24/18

* Print the name and title of each signing officer under his or her signature.